Exhibit 99.1

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	6	Payment Date	April 16, 2012
Collection Period	March, 2012

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-B Reference Pool Balance	$880,188,635.67	$786,021,085.70	$757,034,211.81	0.8600818
Total Note Balance	757,842,000.00	663,674,450.03	634,687,576.14	0.8374933

Total Overcollateralization	$122,346,635.67	$122,346,635.67	$122,346,635.67

2011-B Exchange Note Balance	781,280,412.37	687,112,862.40	658,125,988.51	0.8423685
2011-B Exchange Note Overcollateralization	$98,908,223.30	$98,908,223.30	$98,908,223.30

Overcollateralization	Beginning of Period	End of Period
2011-B Reference Pool Balance as a % of Total Note Balance	118.43%	119.28%
2011-B Reference Pool Balance as a % of 2011-B Exchange Note Balance	114.39%	115.03%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.47979%	$180,000,000.00	$85,832,450.03	$56,845,576.14	0.3158088
Class A-2 Notes	0.82000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-3 Notes	1.05000%	200,000,000.00	200,000,000.00	200,000,000.00	1.0000000
Class A-4 Notes	1.42000%	62,634,000.00	62,634,000.00	62,634,000.00	1.0000000
Class B Notes	1.94000%	35,208,000.00	35,208,000.00	35,208,000.00	1.0000000

Total		$757,842,000.00	$663,674,450.03	$634,687,576.14	0.8374933

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$28,986,873.89	$161.04	$36,605.82	$0.20	$29,023,479.71	$161.24
Class A-2 Notes	0.00	0.00	191,333.33	0.68	191,333.33	0.68
Class A-3 Notes	0.00	0.00	175,000.00	0.88	175,000.00	0.88
Class A-4 Notes	0.00	0.00	74,116.90	1.18	74,116.90	1.18
Class B Notes	0.00	0.00	56,919.60	1.62	56,919.60	1.62

Total	$28,986,873.89	$38.25	$533,975.65	$0.70	$29,520,849.54	$38.95

II. POOL INFORMATION

			Residual Portion of
2011-B Reference Pool Balance	Lease Balance	Securitization Value	Securitization Value
Beginning of Period	$894,845,288.84	$786,021,085.70	$541,925,672.68
Change	(33,070,914.79)	(28,986,873.89)	(15,344,466.50)

End of Period	$861,774,374.05	$757,034,211.81	$526,581,206.18
Residual Portion of Securitization Value as % of Securitization Value at end of period			69.56%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	37,733	2,395	35,338	1,123	34,215

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months				19.2	18.6

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	6	Payment Date	April 16, 2012
Collection Period	March, 2012

Delinquent Leases	Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent	257	$5,600,163.97	0.74%
61 - 90 Days Delinquent	8	202,222.28	0.03%
91 - 120 Days Delinquent	2	46,716.93	0.01%
Over 120 Days Delinquent	2	50,689.78	0.01%

Total Delinquent Leases	269	$5,899,792.96	0.78%

	Current Period	Cumulative
Prepayment Speed	-0.22%	0.44%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$13,682,824.91
plus: Payoffs	7,667,345.35
plus: Other (including extension fees, excess charges, etc.)	178,904.66
minus: Payaheads	(492,030.82)
plus: Payahead Draws	529,150.57
plus: Advances	559,202.27
minus: Advance Reimbursement Amounts	(695,462.49)
plus: Administrative Removal Amounts	1,661,959.80
plus: Net Auction Proceeds	12,105,590.55
plus: Recoveries	115,097.27

Total Collections	$35,312,582.07

Reserve Account Balance Beginning of Period	22,004,715.89

Total Collections Plus Reserve	$57,317,297.96

Exchange Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$655,017.57	$655,017.57	$56,662,280.39	$0.00
2011-B Exchange Note Interest Payment	1,190,995.63	1,190,995.63	55,471,284.76	0.00
2011-B Exchange Note Principal Payment	28,986,873.89	28,986,873.89	26,484,410.87	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	26,484,410.87	0.00
Reserve Account Deposit	22,004,715.89	22,004,715.89	4,479,694.98	0.00
Shared Amounts	0.00	0.00	4,479,694.98	0.00
Remaining Funds Released to Borrowers	4,479,694.98	4,479,694.98	0.00	0.00

Total	$57,317,297.96	$57,317,297.96	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	6	Payment Date	April 16, 2012
Collection Period	March, 2012

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-B Exchange Note Interest Payment	$1,190,995.63
2011-B Exchange Note Principal Payment	28,986,873.89
Shortfall Payment (to cover Notes)	0.00

Total	$30,177,869.52

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$30,177,869.52	$0.00
Administration Fee	5,530.62	5,530.62	30,172,338.90	0.00
Class A-1 Interest	36,605.82	36,605.82	30,135,733.08	0.00
Class A-2 Interest	191,333.33	191,333.33	29,944,399.75	0.00
Class A-3 Interest	175,000.00	175,000.00	29,769,399.75	0.00
Class A-4 Interest	74,116.90	74,116.90	29,695,282.85	0.00

Total Class A Interest	477,056.05	477,056.05		0.00
First Priority Principal Payment	0.00	0.00	29,695,282.85
Class B Interest	56,919.60	56,919.60	29,638,363.25	0.00
Second Priority Principal Payment	0.00	0.00	29,638,363.25
Regular Principal Payment	28,986,873.89	28,986,873.89	651,489.36	0.00
Reserve Account Deposit	0.00	0.00	651,489.36	0.00
Additional Trustee Fees and Expenses	0.00	0.00	651,489.36	0.00
Remaining Funds to Holder of Residual Interest	651,489.36	651,489.36	0.00	0.00

Total	$30,177,869.52	$30,177,869.52	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$2,213,631.64
plus: Additional Advances	559,202.27
minus: Advance Reimbursement Amounts	(695,462.49)

End of Period Advance Balance	$2,077,371.42

Payaheads
Beginning of Period Payahead Balance	$1,442,044.56
plus: Additional Payaheads	492,030.82
minus: Payahead Draws	(529,150.57)

End of Period Payahead Balance	$1,404,924.81

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$22,004,715.89
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	0.00

Reserve Balance after Deposit from Exchange Note	$22,004,715.89
plus: Reserve Deposit from Note Distributions	0.00

End of Period Reserve Account Balance	$22,004,715.89

Memo: Required Reserve Amount	$22,004,715.89
Reserve Shortfall	$0.00

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	6	Payment Date	April 16, 2012
Collection Period	March, 2012

VII. LEASE TERMINATIONS

		Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	183	1,069	$3,975,350.31	$21,404,991.17
Standard Terminations	202	504	3,104,726.87	7,728,191.22

Total Retained	385	1,573	$7,080,077.18	$29,133,182.39

Returned Vehicles
Early Terminations	93	530	$1,698,180.48	$9,450,392.56
Standard Terminations	534	1,179	8,727,722.21	19,386,419.61

Total Returned	627	1,709	$10,425,902.69	$28,836,812.17

Charged Off Leases / Repossessed Vehicles	16	49	$328,425.16	$1,072,302.44
Removals by Servicer and Other	95	187	1,659,069.74	3,298,036.61

Total Terminations	1,123	3,518	$19,493,474.77	$62,340,333.61

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1329	2413	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			55.83%	48.58%
Early Termination Rate (Early Terminations / Total Terminations)			24.58%	45.45%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

		Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$7,802,448.17
plus: Payahead draws			99,542.60
minus: Unreimbursed Advances			(28,392.48)
minus: Securitization Value of Retained Vehicles			(7,080,077.18)

Total	385	1,573	$793,521.11	$3,197,492.67
Gain (Loss) Per Retained Vehicle			$2,061.09	$2,032.74

Gain (Loss) on Returned Vehicles
Customer Payments			$379,557.58
plus: Net Auction Proceeds			$11,733,021.23
plus: Payahead Draws			71,275.73
minus: Unreimbursed Advances			(32,813.22)
minus: Securitization Value of Returned Vehicles			(10,425,902.69)

Total	627	1,709	$1,725,138.63	$3,909,307.67
Gain (Loss) Per Returned Vehicle			$2,751.42	$2,287.48

Credit Gain (Loss) Charged Off / Repossessed Vehicles	16	49	$(17,380.99)	$(121,764.01)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(1,086.31)	$(2,484.98)

Gain (Loss) on Removals by Servicer and Other	95	187

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$75,415.67	$104,706.42

Total Gain (Loss)	1,123	3,518	$2,576,694.42	$7,089,742.75

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$11,733,021.23
plus: Excess Wear and Use and Excess Mileage Assessed			218,353.53
minus: Residual Portion of Securitization Value			(10,119,891.55)

Total	627	1,709	$1,831,483.21	$4,263,973.83
Residual Gain (Loss) Per Returned Vehicle			$2,921.03	$2,495.01

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Transaction Month	6	Payment Date	April 16, 2012
Collection Period	March, 2012

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer